Nature of operations and business combination - Narrative (Details)		3 Months Ended
	Aug. 10, 2021 USD ($) $ / shares shares	Jan. 31, 2022 USD ($) shares	Oct. 31, 2021 USD ($) shares	Jan. 31, 2021 shares	Oct. 31, 2020 shares
Disclosure of classes of share capital [line items]
Business combination, share exchange ratio	39.91
Share capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)		168,891,877	163,179,655	95,060,429	83,361,291
Li-Cycle Holdings Corp. | Common Class A
Disclosure of classes of share capital [line items]
Shares converted (in shares)	96,084,679
Li-Cycle Corp. | Common Class A
Disclosure of classes of share capital [line items]
Number of shares exchanged (in shares)	2,407,535
Peridot Acquisition Corp.
Disclosure of classes of share capital [line items]
Proceeds from public share issuance, net of share issue costs | $	$ 525,329,273
Fair market value of warrants (in dollars per share) | $ / shares	$ 2.1
Warrant liability | $	$ 48,299,987	$ 0	$ 82,109,334
Li-Cycle Inc.
Disclosure of classes of share capital [line items]
Proportion of ownership interest in subsidiary		100.00%
Li-Cycle North America Hub, Inc.
Disclosure of classes of share capital [line items]
Proportion of ownership interest in subsidiary		100.00%
Li-Cycle Corp.
Disclosure of classes of share capital [line items]
Proportion of ownership interest in subsidiary		100.00%